Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 2,548,857,000	R$ 1,162,213,000
Liabilities	(25,714,000)	(115,085,000)
Notional	14,011,834,000	9,664,161,000
Fair value	2,521,424,000	1,047,585,000
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Total financial instruments	2,523,143,000	1,047,128,000
Assets	2,548,857,000	1,162,213,000
Liabilities	(25,714,000)	(115,085,000)
Forward agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional	907,832,000	494,302,000
Fair value	1,719,000	(457,000)
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional	2,114,926,000	2,446,369,000
Fair value	394,497,000	330,712,000
Exchange and interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Notional	11,896,908,000	7,217,792,000
Fair value	R$ 2,126,927,000	R$ 716,873,000